PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001

                             PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                               DECEMBER 31, 2001





                                    CONTENTS


Report of Independent Auditors ...............................................1

Statements of Assets, Liabilities and Members' Capital .......................2

Statement of Operations ......................................................3

Statements of Changes in Members' Capital ....................................4

Notes to Financial Statement .................................................5

Schedule of Portfolio Investments ...........................................13

                         Report of Independent Auditors

To the Board of Directors of
  PW Willow Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two periods in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Willow Fund, L.L.C. at December 31, 2001, and the results of its operations and changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                                          PW WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $183,642,336)                                  $ 190,529,110
Cash and cash equivalents                                                                   25,729,302
Due from broker                                                                             48,536,349
Unrealized gain on credit swaps                                                              2,500,679
Premiums on credit swaps                                                                       132,289
Receivables:
  Investments sold, not settled                                                              4,717,213
  Interest                                                                                   2,353,924
-------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                               274,498,866
-------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $31,910,501)                35,197,735
Unrealized loss on credit swaps                                                                637,982
Payables:
  Investments purchased, not settled                                                        15,157,238
  Withdrawals payable                                                                        9,512,174
  Interest due on securities sold, not yet purchased                                           326,067
  Management fee                                                                               234,270
  Administration fee                                                                           130,726
  Premiums on credit swaps                                                                     112,912
  Professional fees                                                                             83,000
  Miscellaneous                                                                                 26,587
-------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                           61,418,691
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                               $ 213,080,175
-------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                $ 207,617,938
Accumulated net unrealized appreciation on investments and credit swaps                      5,462,237
-------------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                                   $ 213,080,175
-------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                          PW WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $ 16,152,453
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               16,152,453
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                         1,959,893
Professional fees                                                        237,753
Administration fee                                                       192,103
Miscellaneous                                                            103,422
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                               2,493,171
--------------------------------------------------------------------------------

Interest expense                                                       1,188,875
Credit swap expense                                                    1,131,752
Dividend expense                                                          65,392
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                         4,879,190
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 11,273,263
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
              FROM INVESTMENTS

Net realized gain from investments                                     1,371,038
Change in net unrealized appreciation/depreciation from
              investments and credit swaps                             7,587,166
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                      8,958,204
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                $ 20,231,467
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                                          PW WILLOW FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                                                       PERIOD FROM
                                                                                       MAY 8, 2000
                                                                                    (COMMENCEMENT OF
                                                            YEAR ENDED             OPERATIONS) THROUGH
                                                         DECEMBER 31, 2001          DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS

Net investment income                                       $ 11,273,263                 $  2,543,778
Net realized gain from investments                             1,371,038                      253,706
Change in net unrealized appreciation/depreciation from
              investments and credit swaps                     7,587,166                   (2,124,929)
------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                         20,231,467                      672,555
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                           121,295,674                   84,011,426

Members' withdrawals                                         (12,659,376)                          --

Offering costs                                                   (51,007)                          --

Proceeds from Manager subscriptions                                   --                    1,500,000

Manager withdrawals                                           (1,920,564)                          --
------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                      106,664,727                   85,511,426
------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                       86,183,981                           --
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                          $ 213,080,175                 $ 86,183,981
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  4

                                                          PW WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. Operations of the Fund commenced on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to, and day-to-day management of, the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Bond Street Capital, L.L.C. ("Bond Street"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at December 31, 2001 and December 31, 2000 was $2,787,180 and $1,559,461,
         respectively.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice during 2001, in June and December, and then once per year thereafter, near year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such instruments. If market quotations are not readily available, securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at December 31, 2001 were fair valued.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. For securities in default the Fund will write off any related interest receivable upon default and discontinue accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, will be added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities the Fund will isolate that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations will be included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions will represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         C.  FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES (CONTINUED)

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Fund reclassified $13,585,775 and $1,856,010 from accumulated net investment income and accumulated net realized gain on investments to net capital contributions. This reclassification was to reflect as an adjustment to net capital contributions the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets or Members' capital.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         G.  CHANGE IN ACCOUNTING PRINCIPLE

         As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. Prior to January 1, 2001, the Fund did not accrete discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $634,239 increase in cost of securities and a corresponding $634,239 increase in net unrealized depreciation, based on securities held by the Fund on January 1, 2001.

         The effect of this change for the year ended December 31, 2001 was to increase net investment income by $4,159,056, reduce the change in net unrealized appreciation/depreciation by $1,679,593 and decrease net realized gains by $2,479,493. The Statement of Changes in Members' Capital and financial highlights for prior periods have not been restated to reflect this change in presentation.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------


3.       MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee will be paid to PWFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to Bond Street.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation recorded in the financial statements for the year ended December 31, 2001 was $2,903,403 and was recorded as an increase to the Manager's capital account. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 2000, because a twelve month period had not lapsed for any individual Member. For Members which were not in the Fund for twelve months as of December 31, 2001, an Incentive Allocation period had not occurred and therefore no amount has been recorded for such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the year ended December 31, 2001 were $22,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2001, amounted to $292,268,788 and $186,768,301, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $33,920,681 and $55,684,605, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $5,462,237, consisting of $33,327,799 gross unrealized appreciation and $27,865,562 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the Broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the Broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the custodian. The Fund had no borrowings for the year ended December 31, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         For the year ended December 31, 2001 the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security. The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and Premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         For certain credit swaps the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the terms of such swaps. The Premiums are reflected as Premiums on Credit Swaps on the Statement of Assets, Liabilities and Members' Capital. The Premiums are amortized on a straight line basis over the term of the swap. The amortized amounts along with the accrued expense related to periodic payments are reflected as credit swap expense in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $6,163,403 to cover the net present value of the expected future payments over the terms of the swap agreements.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) on credit swaps.

         During the year ended December 31, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.

                                                          PW WILLOW FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                           PERIOD FROM MAY 8,
                                                                                                           2000 (COMMENCEMENT
                                                                              YEAR ENDED                 OF OPERATIONS) THROUGH
                                                                           DECEMBER 31, 2001                 DECEMBER 31, 2000
                                                                           -----------------                 -----------------
         Ratio of net investment income to average net assets                     7.32%***                          6.97%*
         Ratio of total expenses to average net assets                            3.17%                             3.50%*
         Portfolio turnover rate                                                104.34%                           107.56%
         Total return                                                            11.92%**                           2.49%**
         Net asset value at end of period                                      $213,080,175                      $86,183,981

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 4.62% to 7.32%. The ratio of net investment income to average net assets for the period prior to January 1, 2001 has not been restated to reflect this change in presentation.

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

       PAR                                                          MARKET VALUE
--------------------------------------------------------------------------------

                  CORPORATE BONDS (52.98%)
                  ------------------------
                  CABLE TELEVISION (2.60%)
  $    6,975,000  Classic Cable, Inc.,  10.50%, 03/01/10 (Callable 03/01/05 @
                  $105.25)*, (a)                                                        $     1,743,750

      15,150,000  Classic Cable, Inc.,  9.375%, 08/01/09 (Callable 08/01/04 @
                  $104.69)*, (a)                                                              3,787,500
                                                                                        ---------------
                                                                                              5,531,250
                                                                                        ---------------

                  CELLULAR TELECOMMUNICATIONS (1.51%)
      20,683,000  McCaw International Ltd. Sr. Disc. Notes, 13.00%, 04/15/07
                  (Callable 04/15/02 @ $106.50)*, **                                          1,396,103
      26,937,000  Nextel International, Inc., 12.125%, 04/15/08 (Callable 04/15/03
                  @ $106.06)*, **                                                             1,818,248
                                                                                        ---------------
                                                                                              3,214,351
                                                                                        ---------------

                  COMPUTER SERVICES (4.26%)
      24,600,000  Metamor Worldwide 2.94%, 8/15/04  (Convertible/Callable 02/25/02
                  @ $92.36), (a)                                                              9,071,250
                                                                                        ---------------

                  COSMETICS & TOILETRIES (1.26%)
       9,250,000  American Tissue Inc. Co.,  12.50%, 07/15/06 (Callable 07/15/04 @
                  $106.63)*, (a)                                                              2,694,062
                                                                                        ---------------

                  DIVERSIFIED OPERATIONS (7.83%)
      37,000,000  Knology Holdings, Inc., 11.875%, 10/15/07 (Callable 10/15/02 @
                  $105.94)*, **                                                              16,696,250
                                                                                        ---------------


                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (6.62%)
      44,350,000  Zilog, Inc.,  9.50%, 03/01/05 (Callable 03/01/02 @ $104.75)*, (a)          14,117,936
                                                                                        ---------------

                  FINANCE - MORTGAGE LOAN/BANKER (0.05%)
       6,000,000  United Companies Financial Corp.,  9.35%, 11/01/49 (a)                        120,000
                                                                                        ---------------


     The preceding notes are an integral part of these financial statements.  13

                                                         PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

             PAR                                                    MARKET VALUE
--------------------------------------------------------------------------------

                  CORPORATE BONDS (CONTINUED)
                  ---------------------------
                  FOOD - MISCELLANEOUS/DIVERSIFIED (0.70%)
$     43,000,000  SFC New Holdings Inc., 13.25%, 08/15/03 (Callable 01/30/02 @
                  $100) (a)                                                             $     1,505,000
                                                                                        ---------------

                  FUNERAL SERVICES & RELATED ITEMS (1.38%)
       2,000,000  Loewen Group International,  7.50%, 04/15/49*, (a)                          1,390,000
       3,000,000  Loewen Group International,  7.20%, 06/01/03*, (a)                          1,560,000
                                                                                        ---------------
                                                                                              2,950,000
                                                                                        ---------------
                  INTERNET CONNECTIVE SERVICES (1.95%)
      19,925,000  Northpoint Communications Group, Inc.,  12.875%, 02/15/10
                  (Callable 02/15/05 @ $106.44)*, (a)                                         4,150,975
                                                                                        ---------------

                  MULTILEVEL DIRECT SELLING (2.50%)
       7,000,000  Home Interiors & Gifts, Inc., 10.125%, 06/01/08 (Callable
                  06/01/03 @ $105.06)*                                                       5,337,500
                                                                                        ---------------

                  OIL & GAS DRILLING (0.00%)
       2,000,000  Costilla Energy, Inc., 10.25%, 10/01/06 (Callable 01/30/02 @
                  $105.12) (a)                                                                        0
                                                                                        ---------------

                  PHOTO EQUIPMENT & SUPPLIES (0.88%)
       1,788,000  Polaroid Corp., 6.75%, 01/15/02, (a)                                          179,926
       9,220,000  Polariod Corp., 7.25%, 01/15/07, (a)                                          927,809
       7,632,000  Polaroid Corp., 11.50%, 02/15/06, (a)                                         772,740
                                                                                        ---------------
                                                                                              1,880,475
                                                                                        ---------------

                  PROTECTION - SAFETY (4.80%)
      15,500,000  Protection One Alarm,  8.125%, 01/15/09*                                   10,230,000
                                                                                        ---------------


                  RETAIL - DISCOUNT (0.14%)
      16,500,000  Ames Department Stores, 10.00%, 04/15/06 (Callable 04/15/03 @
                  $105.00)*, (a)                                                                247,500

       3,000,000  Hills Stores Co.,12.50%, 07/01/03*, (a)                                        60,000
                                                                                        ---------------
                                                                                                307,500
                                                                                        ---------------

     The preceding notes are an integral part of these financial statements.  14

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

       PAR                                                          MARKET VALUE
--------------------------------------------------------------------------------


                  CORPORATE BONDS (CONTINUED)
                  ---------------------------
                  RETAIL - RESTAURANTS (4.58%)
$     13,785,000  Advantica Restaurant Group, Inc.,  11.25%, 01/15/08 (Callable
                  01/15/03 @ $105.63)                                                   $     9,770,119
                                                                                        ---------------
                  SATELLITE TELECOMMUNICATIONS (1.30%)
       8,000,000  Globalstar LP/Capital Corp., 10.75%, 11/01/04 (Callable 11/01/02
                  @ $105.38)*, (a)                                                              640,000
       9,500,000  Globalstar LP/Capital Corp., 11.375%, 02/15/04 (Callable
                  02/15/02 @ $105.69)*, (a)                                                     760,000
       3,333,000  ICG Services, Inc., 9.875%, 05/01/08 (Callable 05/01/03 @
                  $104.94)*, **, (a)                                                            216,645
       6,571,000  ICG Services, Inc., 10.0%, 02/15/08 (Callable 02/15/03 @
                  $105.0)*, **, (a)                                                             427,115
       4,850,000  Iridium, L.L.C., 10.875%, 07/15/05 (Callable 07/15/02 @
                  $105.44), (a)                                                                 242,500
       5,300,000  Iridium, L.L.C., 11.25%, 07/15/05 (Callable 07/15/02 @
                  $105.63)*, (a)                                                                265,000
       4,500,000  Iridium, L.L.C., 13.00%, 07/15/05 (Callable 07/15/02 @
                  $106.75)*, (a)                                                                225,000
         100,000  Iridium, L.L.C., 14.00%, 07/15/05 (Callable 07/15/02 @
                  $107.50)*, (a)                                                                  5,000
                                                                                        ---------------
                                                                                              2,781,260
                                                                                        ---------------
                  SPECIAL PURPOSE ENTITY (1.28%)
      15,000,000  Osprey Trust, 8.31%, 01/15/03*, (a)                                         2,737,500
                                                                                        ---------------

                  TELEPHONE - INTEGRATED (8.14%)
      15,880,000  Call-Net Enterprises, Inc., 8.00%, 08/15/08 (Callable 08/15/03
                  @ $104.00)                                                                  5,627,554
      27,375,000  Call-Net Enterprises, Inc., 9.375%, 05/15/09 (Callable 05/15/04
                  @ $104.69)                                                                  9,820,781
       8,000,000  Call-Net Enterprises, Inc., 10.80%, 05/15/09 (Callable 05/15/04
                  @ $105.40) **                                                               1,900,000
                                                                                        ---------------
                                                                                             17,348,335
                                                                                        ---------------

     The preceding notes are an integral part of these financial statements.  15

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

       PAR                                                          MARKET VALUE
--------------------------------------------------------------------------------

                  CORPORATE BONDS (CONTINUED)
                  ---------------------------
                  TRANSPORT - AIR FREIGHT (0.46%)
$      6,500,000  Kitty Hawk, Inc., 9.95%, 11/15/04 (Callable 01/30/02 @
                  $104.97)*, (a)                                                        $       975,000
                                                                                        ---------------

                  WEB HOSTING/DESIGN (0.74%)
      12,000,000  Psinet, Inc., 10.50%, 12/01/06*, (a)                                          907,560
       9,000,000  Psinet, Inc., 11.00%, 08/01/09 (Callable 08/01/04 @
                  $105.50)*, (a)                                                                680,670
                                                                                        ---------------
                                                                                              1,588,230
                                                                                        ---------------
                  TOTAL CORPORATE BONDS (COST $101,382,812)                                 113,006,993
                                                                                        ---------------
                  BANK LOANS (35.98%)
                  -------------------
       7,500,000  360 Networks, Inc.,  6.43%, 03/15/08**, (a)                                 1,678,125
      15,000,000  Arch Paging, Inc., Term B-1,  4.30%, 06/30/06**, (a)                        2,775,000
      15,061,670  Arch Paging, Inc., Term C,  8.80%, 06/30/06**, (a)                          2,824,063
       1,301,024  Bridge Information Systems, Inc., Revolver Bank Loan,  12.00%,
                  05/29/03 (a)                                                                  468,369
       1,489,151  Bridge Information Systems, Inc., Term B Loan, Tranche A  12.5%,
                  05/29/03 (a)                                                                  536,094
       1,359,035  Bridge Informaton Systems, Inc., Term B Loan,  12.5%, 05/29/03 (a)            489,253
       3,074,124  Federal Mogul Corp., Revolver,  4.18%, 02/24/04**, (a)                      1,736,880
         923,077  Federal Mogul Corp., Term A Loan,  4.18%, 02/24/04**, (a)                     521,538
       7,371,637  Interstate Fibernet Loan B-1, 4.80%, 10/05/07**                             5,537,942
       4,422,982  Interstate Fibernet Loan B-2, 4.80%, 10/05/07**                             3,322,765
       9,772,762  Loewen Group Revolver, 0.00%, 03/27/01**, (a)                               6,816,501
       1,868,187  Mariner Post - Acute Network, Inc., Revolving Commitment,
                  4.18%, 03/31/2004**, (a)                                                    1,275,038
       6,001,060  Mariner Post - Acute Network, Inc., Term Loan A,  3.68%,
                  03/31/04**, (a)                                                             4,088,222
       3,550,416  Mariner Post - Acute Network, Inc., Term Loan B,  5.68%,
                  03/31/05**, (a)                                                             2,418,721
      3,550,416   Mariner Post - Acute Network, Inc., Term Loan C,  5.93%,
                  03/31/06**, (a)                                                             2,418,721


     The preceding notes are an integral part of these financial statements.  16

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

       PAR                                                          MARKET VALUE
--------------------------------------------------------------------------------

                  BANK LOANS (CONTINUED)
                  ----------------------
$      2,122,084  Pillowtex Corp., Revolver,  5.43%, 01/31/02**, (a)                    $       761,298
      22,202,837  Pillowtex Corp., Term B Loan,  5.93%, 01/31/02**, (a)                       7,965,268
       3,375,766  Pillowtex Corp., Term A Loan,  5.43%, 01/31/02**, (a)                       1,211,056
      10,000,000  RCN Corp., Term A Bank Loan,  5.625%, 06/03/06**                            7,750,000
      12,372,095  Sun Healthcare Revolver, 2.68%, 11/12/03**, (a)                             4,446,284
       2,627,905  Sun Healthcare Term A, 2.68%, 11/12/03**, (a)                                 944,416
       2,000,000  Sun Healthcare Term B, 4.18%, 11/12/04**, (a)                                 718,760
       3,600,000  Sun Healthcare Term C, 4.43%, 11/12/05**, (a)                               1,293,768
       6,900,000  UPC Financing C2 Facility, 5.93%, 3./31/09**                                5,462,523
      13,940,000  Washington Group International, Inc. Term Loan B, 5.18%,
                  07/07/07**, (a)                                                             9,322,375
                                                                                        ---------------
                  TOTAL BANK LOANS (COST $80,221,585)                                        76,782,980
                                                                                        ---------------

     SHARES
----------------
                  COMMON STOCK (0.07%)
                  --------------------
                  FINANCE - COMMERCIAL (0.07%)
         436,300  The FINOVA Group, Inc.                                                        266,143
                                                                                        ---------------
                  TOTAL COMMON STOCK (COST $1,651,234)                                          266,143
                                                                                        ---------------
                  WARRANTS (0.17%)
                  ----------------
                  THEATERS (0.17%)
         236,497  United Artists Theatre Co.                                                    472,994
                                                                                        ---------------
                  TOTAL WARRANTS (COST $386,705)                                                472,994
                                                                                        ---------------
                  COMMON STOCK SOLD, NOT YET PURCHASED ((10.38)%)
                  ----------------------------------------------
                  ADVERTISING SERVICES ((0.32)%)
         120,900  Penton Media, Inc.                                                           (756,834)
                                                                                        ---------------


     The preceding notes are an integral part of these financial statements.  17

                                                             WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

      SHARES                                                        MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  AIRLINES ((1.25)%)
          50,000  AMR Corp.                                                             $    (1,108,500)
          30,000  Continental Airlines, Inc.                                                   (786,300)
          47,500  Northwest Airlines Corp.                                                     (745,750)
          15,000  US Airways Group, Inc.                                                        (95,100)
                                                                                        ---------------
                                                                                             (2,735,650)
                                                                                        ---------------
                  CASINO HOTELS ((3.80)%)
         125,000  Mandalay Resort Group                                                      (2,675,000)
          99,000  MGM Mirage, Inc.                                                           (2,858,130)
         103,600  Sun International Hotels, Ltd.                                             (2,626,260)
                                                                                        ---------------
                                                                                             (8,159,390)
                                                                                        ---------------
                  CRUISE LINES ((1.51)%)
         203,500  Royal Caribbean Cruises, Ltd.                                              (3,296,700)
                                                                                        ---------------

                  ELECTRONIC COMPONENTS-MISC. ((0.18)%)
         265,200  APW, Ltd.                                                                    (440,232)
                                                                                        ---------------

                  ELECTRONIC CONNECTORS ((0.75)%)
          78,600  Thomas & Betts Corp.                                                       (1,662,390)
                                                                                        ---------------

                  FINANCE - AUTO LOANS ((0.49)%)
          35,200  AmeriCredit Corp.                                                          (1,110,560)
                                                                                        ---------------

                  FINANCE - CREDIT CARD ((0.54)%)
          47,500  Metris Companies, Inc.                                                     (1,221,225)
                                                                                        ---------------

                  RETAIL - AUTOMOBILE ((1.17)%)
         109,600  Sonic Automotive, Inc.                                                     (2,569,024)
                                                                                        ---------------

                  THEATRES (0.00%)
         167,000  GC Companies, Inc.                                                            (38,410)
                                                                                        ---------------


     The preceding notes are an integral part of these financial statements.  18

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001

       PAR                                                          MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------
                  WIRELESS EQUIPMENT ((0.37)%)
          90,000  American Tower Corp. Class A                                          $      (852,300)
                                                                                        ---------------

                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS
                  $(19,136,251))                                                            (22,842,715)
                                                                                        ---------------

       PAR
----------------

                  BONDS SOLD, NOT YET PURCHASED ((5.86)%)
                  ---------------------------------------
                  AUTO - MEDIUM & HEAVY DUTY TRUCKS ((1.38)%)
$      3,000,000  Navistar International,  8.00%, 02/01/08 (Callable 02/01/03 @
                  $104.00)*                                                                 (2,910,000)
                                                                                        ---------------

                  CRUISE LINES ((1.71)%)
       4,000,000  Royal Caribbean Cruises,  0.00%, 02/02/21 (Callable 02/02/05 @
                  $46.27)                                                                    (1,187,520)
       3,000,000  Royal Caribbean Cruises,  8.75%, 02/02/11                                  (2,415,000)
                                                                                        ---------------
                                                                                             (3,602,520)
                                                                                        ---------------
                  FINANCE - LEASING ((1.39)%)
       3,000,000  Williams Scotsman, Inc.,  9.875%, 06/01/07 (Callable 06/01/02 @
                  $104.94) *                                                                 (2,925,000)
                                                                                        ---------------

                  MISCELLANEOUS MANUFACTURING ((1.38)%)

       3,000,000  Lousiana Pacific Corp.,  8.50%, 08/15/05                                   (2,917,500)
                                                                                        ---------------

                  TOTAL BONDS SOLD, NOT YET PURCHASED (PROCEEDS $(12,774,250))              (12,355,020)
                                                                                        ---------------
          TOTAL INVESTMENTS --  72.96% (Cost $151,731,835)                                  155,331,375
                                                                                        ---------------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 27.04%                                    57,748,800
                                                                                        ---------------
          TOTAL NET ASSETS -- 100.00%                                                       213,080,175
                                                                                        ===============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $73,069,314 and ($5,835,000), respectively, which represented 34.29% and (2.74%), respectively, of net assets at December 31, 2001.
** Variable rate security. The rate shown is that in effect at December 31,

     The preceding notes are an integral part of these financial statements.  19

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------
    2001.
    (a) Security is in default.



     The preceding notes are an integral part of these financial statements.  20

                                                          PW WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

--------------------------------------------------------------------------------

      CREDIT SWAPS

                                       INTEREST                                           UNREALIZED    UNREALIZED   % OF NET
SECURITY NAME                          RATE(B)         MATURITY DATES         PAR           GAIN           LOSS       ASSETS
-------------                          -------         --------------         ---           ----           ----       ------
Alcatel S.A.                               2.95%              9/13/06        5,000,000    $       --     ($94,256)     -0.04%
AMR Corp.                                  1.74%              4/19/06        5,000,000        648,450         --        0.30%
Black & Decker Corp.                       0.85%               3/7/06       10,000,000            --      (92,370)     -0.04%
Borgwarner, Inc.                           1.45%              9/24/06        5,000,000            --      (62,667)     -0.03%
Compaq Computer Corp. (c)                  0.70%             10/11/05        5,000,000        234,847         --        0.11%
Deere & Co.                                0.50%              11/1/05       10,000,000         57,680         --        0.03%
Eastman Kodak Co.                          1.03%              9/24/06       10,000,000        553,473         --        0.26%
Federated Department Stores, Inc.          0.77%              6/12/06       10,000,000        128,917         --        0.06%
Fiat S.p.A.                                0.78%             12/18/04       10,000,000        263,680         --        0.12%
Ingersoll-Rand Co.                         0.65%             12/13/04       10,000,000         54,004         --        0.03%
Pitney Bowes, Inc.                         0.44%             10/27/05       10,000,000            --      (35,047)     -0.02%
Republic of Korea                          1.33%              9/25/06       10,000,000            --     (241,232)     -0.11%
Rohm. & Haas Co.                           0.73%             12/26/04       10,000,000            --      (63,910)     -0.03%
The Boeing Co.                             0.82%              9/24/06       10,000,000            --      (14,110)     -0.01%
The Goodyear Tire & Rubber Co.             2.95%             10/31/05        5,000,000         98,150         --        0.05%
Toys "R" Us, Inc.                          0.85%              6/12/06       10,000,000        458,203         --        0.21%
TRW, Inc.                                  1.65%             10/23/05        5,000,000          3,275         --        0.00%
Vulcan Materials Co.                       0.50%              9/15/05       10,000,000            --      (34,390)     -0.02%
                                                                                          -----------------------------------
          Total credit swaps (cost $0)                                                    $ 2,500,679   ($637,982)      0.87%
                                                                                          ===================================

(b) Rates represent spreads to LIBOR.
(c) Premium payment made at inception of swap.

    The preceding notes are an integral part of these financial statements.   21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------ ----------------- --------------------------------- ------------ ------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                                                                    IN FUND           OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      COMPLEX             DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY          HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED(1)         DURING PAST 5 YEARS        DIRECTOR(2)        OUTSIDE FUND COMPANY
---------------------           --------------         ---------------            ----------         --------------------
------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------ ----------------- --------------------------------- ------------ ------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------ ----------------- --------------------------------- ------------ ------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                              OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------ ----------------- --------------------------------- ------------ ------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length-since     Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------ ----------------- --------------------------------- ------------ ------------------------

(1)For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2)Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.